CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Total		Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Foreign exchange translation reserve
Beginning balance (Previously stated) at Jun. 30, 2018	£ 69,499		£ 996	£ 2,678	£ 4,430	£ (2,275)	£ 59,260	£ 161	£ 4,249
Beginning balance at Jun. 30, 2018	69,564		996	2,678	4,430	(2,275)	59,325	161	4,249
Entity Information [Line Items]
Hyperinflation adjustment	53						53
Equity-settled share-based payment transactions	15,392						15,392
Cancellation of share premium	0			(48,614)			48,614
Issuance of new shares	46,001		65	45,936
Issuance of shares related to acquisition	17,166		23		17,143
Exercise of options	133		5	128		428	(428)
Transaction with owners	78,745		93	(2,550)	17,143	428	63,631
Profit for the year	24,007	[1]					24,007
Other comprehensive income	(5,987)								(5,987)
Total comprehensive income for the year attributable to the equity holders of the Company	18,020	[1]					24,007		(5,987)
Ending balance at Jun. 30, 2019	166,329		1,089	128	21,573	(1,847)	146,963	161	(1,738)
Entity Information [Line Items]
Hyperinflation adjustment	(26)						(26)
Equity-settled share-based payment transactions	15,966						15,966
Issuance of shares related to acquisition	3,956		2	0	3,954
Exercise of options	15		8	93		299	(385)
Sales of shares (EBT)	30,917					207	30,710
Transaction with owners	50,828		10	93	3,954	506	46,265
Profit for the year	21,410	[1]					21,410
Other comprehensive income	(2,240)								(2,240)
Total comprehensive income for the year attributable to the equity holders of the Company	19,170	[1]					21,410		(2,240)
Ending balance at Jun. 30, 2020	236,327		1,099	221	25,527	(1,341)	214,638	161	(3,978)
Entity Information [Line Items]
Hyperinflation adjustment	189						189
Equity-settled share-based payment transactions	25,977						25,977
Issuance of shares related to acquisition	4,477		1		4,476
Exercise of options	40		14	26		1,186	(1,186)
Transaction with owners	30,683		15	26	4,476	1,186	24,980
Profit for the year	43,441						43,441
Other comprehensive income	(9,782)								(9,782)
Total comprehensive income for the year attributable to the equity holders of the Company	33,659						43,441		(9,782)
Ending balance at Jun. 30, 2021	£ 300,669		£ 1,114	£ 247	£ 30,003	£ (155)	£ 283,059	£ 161	£ (13,760)

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).